Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 13- COMMITMENTS

Operating Leases

California Facility (West Coast Facility)

The Company’s principal executive offices and warehouse are located at 853 Sandhill Avenue, Carson, California, 90746. The Company occupies a 17,640 square foot facility pursuant to a five-year lease with an independent party ending on June 30, 2023, with an unaffiliated party, pursuant to which it pays $15,000 per month in rental charges.

Closure of New Jersey Facility (East Coast Facility)

On October 1, 2014, STE executed a lease with an independent party for 10,160 square feet of offices and warehouse facilities located at 89 Leuning Street, Unit D2, South Hackensack, New Jersey. The lease, with an unaffiliated party, is for the five year period ending on December 31, 2019, pursuant to which STE pays $8,818 per month in rental charges. The Company guaranteed STE’s performance under the lease.

On May 7, 2018 the Company signed a sublease with Atlas Company for subletting its east coast facility in East Hackensack, NJ. The decision to close the east coast operations was a consolidation move to better serve the customer base with all shipments coming out of the west coast facility in Carson, CA. With this move, the serviceability and supply chain fulfillment has eliminated multiple shipping destinations out of China, and split shipment to customers from both east and west in the USA. The sublease has been executed and provides a zero out-of-pocket cost to the Company for the remainder of the lease.

Arizona Property

On April 19, 2018, the Company entered into an Option Agreement, or the Option, with MSCP, LLC, a non-affiliated Arizona limited liability company, or the Lessor, pursuant to which, the Company’s subsidiary was granted an option to enter into a certain Lease Agreement, or the Lease, for the real property, including the structure and all improvements, identified in the Option, or the Premises. The Premises consists of 70,000 square feet of space and is to be used for the sole purpose of providing services related to the management, administration and operation of a cultivation and processing facility, or the Facility, on behalf of an Arizona limited liability company operating as a nonprofit organization, or the Arizona Licensee, which has been allocated a Medical Marijuana Dispensary Registration Certificate by the Arizona Department of Health Services. The activities within the Facility shall be limited to the cultivation, processing, production and packaging of medical marijuana and manufactured and derivative products which contain medical marijuana, with no right to sell or dispense any such plants or products. The Lease is for a 5-year initial term, or the Term, with an option to renew for an additional 5 year term. The base rent for the initial year of the Term is $101,500.00 per month with additional pro-rata net-lease charges. As consideration for the Option, the Company paid to Lessor, $160,000.00, or the Deposit.

On May 19, 2018, the Company exercised the Option and YLK executed the Lease, and the Deposit was treated a security deposit and rent advance, in accordance with the terms and conditions of the Lease. The Company is a guarantor of YLK’s obligations under the Lease, on behalf of Arizona Licensee.

Technology License Agreement

The Company entered into a technology license agreement with a third-party vendor for consulting services. Under the agreement, the Company will pay the vendor a minimum consulting amount of $100,000 per year, plus a royalty of 7% of all net sales of the vendor’s products above $1,428,571 per calendar year. For each of the three and six months ended June 30, 2018 and 2017, $25,000 and $50,000, respectively, was recorded as research and development expense under the agreement on the Condensed Consolidated Statements of Operations related to the minimum annual fee. For the three and six months ended June 30, 2018 and 2017, $0 and $0, and $6,349 and $21,034, respectively, was recorded as cost of goods sold on the Condensed Consolidated Statements of Operations related to the royalty. A total of $140,713 and $165,553 was owed under the amended agreement at June 30, 2018 and December 31, 2017, respectively.

NOTE 11- COMMITMENTS

Operating Leases

The Company leases office and warehouse facilities under two non-cancellable lease agreements, one in Southern California and one in New Jersey. The Southern California lease was initiated in September 2013 and expires August 31, 2020. Subsequent to December 31, 2017, the Company provided notice to vacate its existing facility in Southern California and signed a five-year lease, effective May 1, 2018, to move to a 17,640 square foot facility at 853 East Sandhill Avenue, Carson, CA 90746. The New Jersey lease was initiated in October 2014 and expires September 30, 2019.

Minimum annual rental commitments under non-cancelable leases are as follows:

Years ending December 31,	Amount
2018	$243,000
2019	180,000
2020	180,000
2021	180,000
2022 and thereafter	360,000
TOTAL	$1,143,000

Rent expense was $242,484 and $218,997 for the years ended December 31, 2017 and 2016, respectively.

Capital Leases

The Company leases equipment under capital lease agreements. As of December 31, 2017, the outstanding balance was $9,665 and due in 2018.

Technology License Agreement

The Company entered into a Technology License Agreement with a third-party vendor for consulting services. Under the agreement, the Company will pay the vendor a minimum consulting amount of $100,000 per year, plus a royalty of 7% of all net sales of the vendor’s products above $1,428,571 per calendar year. For each of the years ended December 31, 2017 and 2016, $100,000 was recorded as research and development expense under the agreement on the consolidated Statements of Operations related to the minimum annual fee. For each of years ended December 31 2017 and 2016, $45,595 and $41,490 related to the royalty was recorded as cost of goods sold on the Consolidated Statements of Operations. A total of $190,713 and $165,553 was owed under the amended agreement at December 31, 2017 and 2016, respectively.

Employment Agreements

Agreement with Chief Executive Officer

On January 6, 2017, the company extended an offer to Dennis G. Forchic to become Chief Executive Officer. Mr. Forchic accepted the offer and contracts were executed on March 27, 2017. As part of the Employment Agreement, the Company issued a total of 5,411,765 shares valued at $2,760,000. In addition, Mr. Forchic purchased an additional 784,314 shares valued at $400,000 for a consideration of $100,000. The fair value of the shares on the date of grant over consideration received was $300,000, which was recorded as stock compensation expense, (See Note 13).

Agreement with Chief Compliance Officer, Secretary

On December 27, 2017, the Company entered into a four year employment agreement with Stanley L. Teeple as the Company’s Chief Compliance Officer. As part of the Employment Agreement, Mr. Teeple was granted 1,000,000 million shares of the Company’s common stock of which 250,000 shares vested on the signing of the employment agreement and 250,000 shares vest annually on the anniversary of the employment agreement. The fair value of the shares on the date of grant was $1,710,000, of which $427,500 was recorded as stock-based compensation during the year ended December 31, 2017 and $1,282,000 is being amortized ratably over the three year employment agreement period.